Segment reporting - Reconciliation of information on reportable segment to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit before income tax
Net effect from recognition of deferred net revenues	$ (1,677)	$ (147)	$ (4,307)	$ 8,881
Depreciation and amortization	(1,341)	(1,496)	(2,942)	(2,903)
Finance income	852	803	1,721	3,042
Finance expenses	(583)	(1,029)	(3,926)	(1,992)
Share-based payments expense	(192)	(496)	(390)	(1,044)
Impairment loss on trade receivables and loans receivable	(186)	(814)	(2,073)	(4,296)
Change in fair value of share warrant obligation and other financial instruments	405	5,286	265	10,547
Other financial income			3,964
Share of loss of equity-accounted associates				(515)
Other operating income	719	734	719	1,539
Profit before income tax	15,699	19,845	15,137	12,417
Nexters Global Ltd
Profit before income tax
Management EBITDA	20,384	18,770	37,486	14,469
All other segments
Profit before income tax
Management EBITDA	$ (2,682)	$ (1,766)	$ (15,380)	$ (15,311)